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                        Attention California Residents!
                       With our money market fund you can

                               -----------------
                                 Maximize Yield
                               & Minimize Taxes.
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California  residents earn more in the U.S. Government  Securities Savings Fund.
According to Lipper Analytical Services, the Fund is the highest-yielding government money market fund in America for five years. This #1-ranked fund invests exclusively in high-quality U.S. government securities which provide state-tax exempt income. Since you won't have to pay state taxes on your dividend income, you'll earn even more.

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    Current Yield                                   California
                                               Tax-Equivalent Yield
===========================                  ===========================
       +5.28%                                           +5.82%
 with dividends reinvested                    with dividends reinvested

       +5.15%                                           +5.68%
with dividends paid in cash                  with dividends paid in cash
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                         Call 1-800-557-2297, ext. 163
                 now to start getting your dividend tax break!

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For a free prospectus  containing more complete  information,  including charges and expenses, call 1-800-US-FUNDS. Please read the prospectus carefully before investing. Past performance is no guarantee of future results. U.S. stands for United Services. Like all other mutual funds, Fund shares are not backed by the U.S. government or its agencies; however, the securities it invests in are. The Fund is managed to maintain a stable $1.00 per share value, though there is no assurance that it will be able to do so. Lipper Analytical Services ranked the Fund #1 out of 71 government money market funds for the five-year period ended 9/30/96. Performance figures are as of 11/8/96 and are based on a marginal tax rate of 9.3%.

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Attention California Residents!

The U.S. Government Securities Savings Fund can

help you maximize yield and minimize taxes.

Ranked #1 by Lipper for 5-year performance.

Call 1-800-US-FUNDS or 1-800-873-8637 today

to start making the most of your investments!